Employee Benefits - Summary of Historical Information of Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Surplus (deficit) in plan [abstract]
Defined benefit obligation	$ 160,780	$ 35,529	$ 31,449	$ 27,579	$ 38,811
Fair value of plan assets	(93,903)	(21,147)	(18,108)	(16,581)	(25,366)
Plan deficit - employee benefit liability	66,877	14,382	13,341	10,998	13,445
Experience adjustments arising on plan obligations	5,823	3,220	2,116	(2,427)	2,378
Experience adjustments arising on plan assets	$ 310	$ 1,129	$ 467	$ (815)	$ 351